Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31
	2020	2021
	US$	US$
Cost:
Land	68,243	68,243
Buildings	18,130	30,006
Machinery and equipment	35,555	44,128
Furniture and fixtures	7,855	8,254
Leasehold and buildings improvement	8,023	8,680
Software	33,528	41,621

Total	171,334	200,932

Accumulated depreciation:
Buildings	4,033	5,840
Machinery and equipment	22,922	28,567
Furniture and fixtures	5,862	6,017
Leasehold and buildings improvement	6,221	7,156
Software	27,293	35,143

	66,331	82,723
Prepayment and construction in progress	493	6,269

	105,496	124,478